SEGMENT INFORMATION (Schedule of Operating Income By Segment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	$ 85,607	$ 80,726	$ 79,551
Cost of revenues	71,942	64,522	61,743
Gross profit	13,665	16,204	17,808
Research and development	890	1,070	713
Selling and marketing	2,903	3,203	3,150
General and administrative	8,469	8,123	8,668
Other expenses (income)	631	$ (11)	$ (20)
Gain on bargain purchase	(4,833)
Operating income	5,605	$ 3,819	$ 5,297
Sale of Products and Services [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	$ 85,607	$ 80,726	$ 79,551
Intersegment Revenues [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues
Elimination from inter companies sale [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	$ (4,315)	$ (5,543)	$ (3,923)
Cost of revenues	(4,445)	(5,330)	(4,086)
Gross profit	$ 130	$ (213)	$ 163
Research and development
Selling and marketing
General and administrative
Other expenses (income)
Operating income	$ 130	$ (213)	$ 163
Elimination from inter companies sale [Member] | Sale of Products and Services [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues
Elimination from inter companies sale [Member] | Intersegment Revenues [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	$ (4,315)	$ (5,543)	$ (3,923)
OEM of Heat Transfer Solutions and Aviation Components [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	27,351	28,185	31,138
Cost of revenues	23,887	23,249	24,141
Gross profit	3,464	4,936	6,997
Research and development	619	841	415
Selling and marketing	1,270	1,538	1,520
General and administrative	1,880	2,717	3,158
Other expenses (income)		(11)	(20)
Operating income	(305)	(149)	1,924
OEM of Heat Transfer Solutions and Aviation Components [Member] | Sale of Products and Services [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	23,511	22,871	27,326
OEM of Heat Transfer Solutions and Aviation Components [Member] | Intersegment Revenues [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	3,840	5,314	3,812
Heat Transfer Services and Products [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	31,001	30,350	29,907
Cost of revenues	22,541	23,101	22,464
Gross profit	8,460	7,249	7,443
Research and development	264	229	298
Selling and marketing	961	1,058	1,145
General and administrative	3,000	$ 2,417	$ 2,249
Other expenses (income)
Operating income	4,235	$ 3,545	$ 3,751
Heat Transfer Services and Products [Member] | Sale of Products and Services [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	30,526	30,121	29,796
Heat Transfer Services and Products [Member] | Intersegment Revenues [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	475	229	111
MRO services for Aviation Components [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	29,665	27,734	22,429
Cost of revenues	28,474	23,502	19,224
Gross profit	$ 1,191	$ 4,232	$ 3,205
Research and development
Selling and marketing	$ 608	$ 607	$ 485
General and administrative	3,303	$ 2,989	$ 3,261
Other expenses (income)
Operating income	(2,720)	$ 636	$ (541)
MRO services for Aviation Components [Member] | Sale of Products and Services [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	$ 29,665	$ 27,734	$ 22,429
MRO services for Aviation Components [Member] | Intersegment Revenues [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues
Overhaul and coating of jet engine components [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	$ 1,905
Cost of revenues	1,485
Gross profit	420
Research and development	7
Selling and marketing	64
General and administrative	286
Operating income	63
Overhaul and coating of jet engine components [Member] | Sale of Products and Services [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	$ 1,905
Overhaul and coating of jet engine components [Member] | Intersegment Revenues [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues
Other [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Other expenses (income)	$ 631
Gain on bargain purchase	(4,833)
Operating income	$ (4,202)